Label	Element	Value
Innovator Equity Defined Protection ETF - 1 Yr July | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: 5.51 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.50%
Innovator Equity Defined Protection ETF - 1 Yr July | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: 544.25 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.20%
Innovator Equity Defined Protection ETF - 1 Yr July | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: 595.92 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.90%)